Business Combinations (Tables)	12 Months Ended
Jun. 30, 2019
Business combinations [Abstract]
Business Combinations Completed During the Years Ended June 30 2019 and 2018

	BCNL / UCI (i)	Hempco (ii)	Larssen (iii)	CanniMed (iv)	Total
	$	$	$	$	$
Total consideration
Cash paid	3,294	946	3,500	130,979	138,719
Common shares issued	248	—	—	706,874	707,122
Share purchase warrants issued	136	—	—	—	136
Contingent consideration	1,119	—	—	—	1,119
Loan settlement	716	2,301	—	—	3,017
	5,513	3,247	3,500	837,853	850,113

Net identifiable assets acquired (liabilities assumed)
Cash	138	908	—	38,883	39,929
Accounts receivables	394	1,388	—	986	2,768
Short-term investments	—	511	—	—	511
Biological assets	—	—	—	2,535	2,535
Inventories	874	1,875	—	10,269	13,018
Prepaid expenses and deposits	55	178	—	223	456
Investments in associates	—	—	—	212	212
Property, plant and equipment	149	2,876	—	45,316	48,341
Intangible assets
Customer relationships	105	—	—	7,200	7,305
Permits and licenses	—	—	—	65,800	65,800
Brand and trademarks	654	—	—	70,200	70,854
Patents	521	—	—	1,700	2,221
Deferred tax asset	—	—	—	11,696	11,696
	2,890	7,736	—	255,020	265,646

Accounts payable and accruals	(818)	(968)	—	(24,334)	(26,120)
Income taxes payable	(26)	—	—	(20)	(46)
Deferred revenue	(86)	—	—	—	(86)
Loans and borrowings	—	—	—	(11,825)	(11,825)
Deferred tax liability	(335)	—	—	(44,115)	(44,450)
	1,625	6,768	—	174,726	183,119

Purchase price allocation
Net identifiable assets acquired	1,625	6,768	—	174,726	183,119
Fair value of previously held equity interest	—	—	—	(26,567)	(26,567)
Non-controlling interest	—	(5,935)	—	(22,381)	(28,316)
Goodwill (1)	3,888	2,414	3,500	712,075	721,877
	5,513	3,247	3,500	837,853	850,113

Non-controlling interest	—%	48.6%	—%	12.8%

Net cash outflows
Cash consideration paid	3,294	946	3,500	130,979	138,719
Cash acquired	(138)	(908)	—	(38,883)	(39,929)
	3,156	38	3,500	92,096	98,790

Acquisition costs expensed
Year ended June 30, 2018	65	71	30	7,235	7,401

Net accounts receivables acquired
Gross contractual receivables acquired	504	1,420	—	986	2,910
Expected uncollectible receivables	(110)	(32)	—	—	(142)
Net accounts receivables acquired	394	1,388		986	2,768

(1)	None of the goodwill arising on these acquisitions are expected to be deductible for tax purposes.

	MedReleaf (i)	Anandia (ii)	Agropro/Borela (iii)	ICC (iv)	Whistler (v)	Immaterial transactions (vi)	Total
	$	$	$	$	$	$	$
Total consideration
Cash paid	—	—	8,302	—	—	2,918	11,220
Common shares issued	2,568,634	78,588	1,411	255,237	130,839	2,101	3,036,810
Share purchase warrants issued	—	19,565	—	—	—	—	19,565
Replacement share-based awards	75,373	—	—	7,664	—	—	83,037
Contingent consideration	—	—	—	—	24,395	383	24,778
Loan settlement	—	—	3,176	—	2,867	—	6,043
	2,644,007	98,153	12,889	262,901	158,101	5,402	3,181,453

Net identifiable assets acquired (liabilities assumed)
Cash	113,713	12,127	41	5,155	438	2	131,476
Accounts receivables	11,891	783	2,099	3,005	371	88	18,237
Income taxes receivable	8,078	—	—	—	—	—	8,078
Marketable securities	—	—	—	471	—	—	471
Biological assets	7,154	—	—	135	1,599	—	8,888
Inventories	32,626	33	2,226	762	3,042	—	38,689
Prepaid expenses and deposits	6,344	310	168	—	—	—	6,822
Property, plant and equipment	119,324	4,665	2,435	12,712	27,735	180	167,051
Other assets	581	—	—	—	478	4	1,063
Intangible assets
Customer relationships	62,800	4,700	—	—	1,900	—	69,400
Permits and licenses	89,757	11,000	—	149,745	14,500	—	265,002
Brand and trademarks	62,100	1,700	—	—	14,400	—	78,200
Patents	130	—	—	—	—	—	130
Intellectual property	70,200	12,300	—	—	—	—	82,500
Deferred tax asset	—	—	81	—	—	—	81
	584,698	47,618	7,050	171,985	64,463	274	876,088

Accounts payable and accruals	(16,919)	(518)	(1,683)	(1,963)	(1,045)	(100)	(22,228)
Income taxes payable	—	—	(7)	—	—	—	(7)
Deferred revenue	—	(65)	(6)	—	—	—	(71)
Loans and borrowings	—	(298)	—	—	(6,003)	—	(6,301)
Asset retirement obligation	(217)	—	—	—	—	—	(217)
Deferred tax liability	(59,985)	(7,055)	—	(2,617)	(8,894)	—	(78,551)
Provisions	(4,200)	—	—	—	—	—	(4,200)
	503,377	39,682	5,354	167,405	48,521	174	764,513

Purchase price allocation
Net identifiable assets acquired	503,377	39,682	5,354	167,405	48,521	174	764,513
Goodwill (1)	2,140,630	58,471	7,535	95,496	109,580	5,228	2,416,940
	2,644,007	98,153	12,889	262,901	158,101	5,402	3,181,453

Net cash outflows
Cash consideration paid	—	—	(8,302)	—	—	(2,918)	(11,220)
Cash acquired	113,713	12,127	41	5,155	438	2	131,476
	113,713	12,127	(8,261)	5,155	438	(2,916)	120,256

Acquisition costs expensed
Year ended June 30, 2019	10,097	360	2,552	403	2,087	25	15,524

Net accounts receivables acquired
Gross contractual receivables acquired	14,262	791	2,099	3,005	371	88	20,616
Expected uncollectible receivables	(2,371)	(8)	—	—	—	—	(2,379)
Net accounts receivables acquired	11,891	783	2,099	3,005	371	88	18,237

(1)
Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition, as well as the deferred tax liability recognized for all taxable temporary differences. None of the goodwill arising on these acquisitions are expected to be deductible for tax purposes.

Adjustments to Initial Purchase Price Allocations of Assets Acquired and Liabilities Assumed at Acqusition Date
As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Intangible assets	30,900	(1,200)	29,700
Deferred tax liability	(7,422)	367	(7,055)
Goodwill	57,595	876	58,471
As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Consideration payable	2,644,115	(108)	2,644,007
Loans receivable	845	(845)	—
Property, plant and equipment	134,414	(15,090)	119,324
Intangible assets	335,988	(51,001)	284,987
Loans and borrowings	(845)	845	—
Provision	—	(4,200)	(4,200)
Deferred tax liability	(75,920)	15,935	(59,985)
Goodwill	2,086,382	54,248	2,140,630
:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Net identifiable assets acquired	846	779	1,625
Goodwill	6,551	(2,663)	3,888
As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Property, plant and equipment	18,012	(5,300)	12,712
Intangible assets	141,558	8,187	149,745
Deferred tax liability	(35,389)	32,772	(2,617)
Goodwill	131,154	(35,658)	95,496

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Net identifiable assets acquired	—	—	—
Goodwill	9,724	(6,224)	3,500

	Provisional allocation as at June 30, 2018	Adjustments	Final adjusted balance
	$	$	$
Intangible assets	200,800	(55,900)	144,900
Deferred tax asset	11,663	33	11,696
Deferred tax liability	(58,083)	13,968	(44,115)
Non-controlling interest	(32,586)	10,205	(22,381)
Goodwill	680,381	31,694	712,075
During the year ended June 30, 2019, preliminary acquisition date values compared to the preliminary values reported as at the acquisition date changed as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Net identifiable assets acquired, excluding intangible assets	18,238	(517)	17,721
Intangible assets	31,100	(300)	30,800
Goodwill	108,763	817	109,580

Disclosure of Acquired Assets

Completed during the year ended June 30, 2018	H2
$
Consideration paid
Cash paid	—
Common shares issued	15,283
Cash acquisition costs paid	636
Loan settlement	3,000
Contingent consideration	14,957
33,876

Net identifiable assets (liabilities) acquired
Cash	205
Accounts receivables	369
Property, plant and equipment	8,304
Intangible assets - Permits and licenses	27,165
36,043

Accounts payable and accruals	(2,167)
33,876